                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission

                              on February 5, 2003



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Post-Effective Amendment No. 31                                   [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT                                [X]
 COMPANY ACT OF 1940
         Amendment No. 32                                                  [X]


                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872
                                 --------------

                           Walter B. Grimm, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                  Ropes & Gray
            One Franklin Square, 1301 K Street, N.W., Suite 800 East,
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on [date] pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on [  ] pursuant to paragraph (b)


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

BB&T Balanced Fund
BB&T Large Company Value Fund
BB&T Large Company Growth Fund
BB&T Mid Cap Value Fund
BB&T Mid Cap Growth Fund
BB&T Small Company Value Fund
BB&T Small Company Growth Fund
BB&T International Equity Fund
BB&T Short U.S. Government Income Fund
BB&T Intermediate U.S. Government Bond Fund
BB&T Intermediate Corporate Bond Fund
BB&T Georgia Intermediate Tax-Free Fund
BB&T Kentucky Intermediate Tax-Free Fund
BB&T Maryland Intermediate Tax-Free Fund
BB&T North Carolina Intermediate Tax-Free Fund
BB&T South Carolina Intermediate Tax-Free Fund
BB&T Virginia Intermediate Tax-Free Fund
BB&T West Virginia Intermediate Tax-Free Fund
BB&T Prime Money Market Fund
BB&T U.S. Treasury Money Market Fund
BB&T Capital Manager Conservative Growth Fund
BB&T Capital Manager Moderate Growth Fund
BB&T Capital Manager Growth Fund
BB&T Capital Manager Aggressive Growth Fund


The information required by Items 1 through 9 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part A of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 31, 2003. The information required by Items 10 through 22 for the above-referenced Funds of BB&T Funds (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 31, 2003.

BB&T Equity Index Fund

The information required by Items 1 through 9 for the above-referenced Fund of the Registrant is hereby incorporated by reference to Part A of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2002. The information required by Items 10 through 22 for the above-referenced Fund of BB&T Funds (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2002.

                             Registration Statement
                                       of
                                   BB&T FUNDS
                                       on
                                    Form N-1A



PART C. OTHER INFORMATION

Item 23. Exhibits

            (a) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

            (b) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

            (c)   (1)   Article III, Article V, Article VIII, Section 4, and
                        Article IX, Sections 1, 4, 5, and 7 of the Amended and
                        Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration
                        Statement on Form N-1A (filed March 24, 1993).

                  (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

            (d)   (1)   Investment Advisory Agreement between the Registrant and
                        BB&T Asset Management, Inc. (formerly BB&T Asset
                        Management LLC) dated February 1, 2001, including Form of Revised Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 29 to the
                        Registration Statement on Form N-1A (filed November 15,
                        2002).

                  (2) Sub-Advisory Agreement between Branch Banking and Trust Company and BlackRock International Ltd. dated February 1, 2001 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (3) Sub-Advisory Agreement between Branch Banking and Trust Company and Federated Investment Management Company dated February 1, 2001, including Schedules A, B, and C, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (4) Sub-Advisory Agreement between Branch Banking and Trust Company and Federated Investment Management Company dated October 9, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

            (e)   (1)   Distribution Agreement between the Registrant and BISYS
                        Fund Services LP is incorporated by reference to Exhibit
                        (e)(1) to Post-Effective Amendment No. 29 to the
                        Registration Statement on Form N-1A (filed November 15,
                        2002).

                  (2) Form of Revised Schedules A, B, C, and D to the Distribution Agreement between the Registration and BISYS Fund Services are incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15,
                        2002).

            (f)   (1)   Custody Agreement between the Registrant and Branch
                        Banking and Trust Company dated February 1, 2001, including Form of Revised Schedules A, B, C and D, is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 29 to the Registration
                        Statement on Form N-1A (filed November 15, 2002).

                  (2) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                  (3) Form of Foreign Custody Manager Agreement and the Amendment to the Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23,
                        2001).

                  (4) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 23(g)(5) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                  (5) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

            (g)   (1)   Administration Agreement between the Registrant and
                        BISYS Fund Services LP dated June 1, 2000 (formerly The
                        Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(1) to Post-Effective Amendment
                        No. 23 to the Registration Statement on Form N1-A (filed
                        March 1, 2001).

                  (2) Form of Revised Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services LP is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                  (4) Form of Revised Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit
                        (g)(4) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15,
                        2002).

                  (5) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                  (6) Form of Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit
                        (g)(6) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15,
                        2002).

                  (7) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

            (h) Opinion of Ropes & Gray is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on Form N-1A (filed January 31, 2003).

            (i)   (1)   Consent of Ropes & Gray is incorporated by reference
                        to Exhibit (i)(1) to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on Form N-1A (filed January 31, 2003).


                  (2)   Consent of KPMG LLP is filed herewith.

            (j)         None.

            (k) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

            (l)   (1)   Form of Amended and Restated Distribution and
                        Shareholder Services Plan as Amended November 9, 2000 between the Registrant and BISYS Fund Services Limited
                        Partnership is incorporated by reference to exhibit
                        (l)(1) to Post-Effective Amendment No. 23 to the
                        Registration Statement on Form N1-A (filed March 1,
                        2001).

                  (2) Form of Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and Universal Pensions, Inc. is incorporated by reference to Exhibit (l)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15,
                        2002).

                  (3) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (l)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

            (m)   (1)   Form of Multiple Class Plan for BB&T Mutual Funds Group
                        adopted by the Board of Trustees on September 21, 1995 as amended November 9, 2000 and November 7, 2002 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 29 to the Registration
                        Statement on Form N-1A (filed November 15, 2002).

                  (2) Form of Revised Schedule A to the Multiple Class Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

            (n)   (1)   Code of Ethics for BB&T Funds dated November 8, 1994 and
                        amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form
                        N-1A (filed November 17, 2000).

                  (2) Code of Ethics for BB&T Asset Management Inc. is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (3) Code of Ethics for PNC Bank (BlackRock International Ltd.) is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (filed November 28, 2001).

                  (4) Code of Ethics for Federated Investment Management Company dated January 1, 2000 is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (filed November 28, 2001).

                  (5) Code of Ethics for BISYS Fund Services LP dated January 1, 2002 is incorporated by reference to Exhibit (n)(5) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).



Item 24. Persons Controlled By or Under Common Control with Registrant

                  None.

Item 25. Indemnification

         Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

         "Trustees, Officers, etc.

         Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Compromise Payment

         Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as
         Exhibit 6(a).

         In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. Business and Other Connections of Investment Adviser and Investment Sub-Advisers.

         BB&T Asset Management, Inc. ("BB&T Asset Management") is the investment adviser to each fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company based in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,100 banking offices in the Carolinas, Georgia, Virginia, Maryland, West Virginia, Kentucky, Tennessee, Florida, Alabama, Indiana, and Washington, D.C. As of September 30, 2002, BB&T Corporation had assets of approximately $78.2 Billion.

         BB&T and its subsidiaries also offer full-service commercial and retail banking and additional financial services such as insurance, investments, retail brokerage, corporate finance, international banking, leasing and trust. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years and currently manages assets of more than $10 billion.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


------------------------------------------------------------------------------------------
Name and Position with BB&T Asset              Other business, profession, vocation, or
----------------------------------             ----------------------------------------
Management, Inc.                               employment
----------------                               ----------
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ellis, David R.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Jones, Richard B.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Karlawish, Keith F.
------------------------------------------------------------------------------------------
Director, President                            None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Luke, James L.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Millikan, Robert F.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Nolan, David P.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Wenick, Mark J.
------------------------------------------------------------------------------------------
Director, Senior Vice President                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Miller, Jr., Kenneth L.
------------------------------------------------------------------------------------------
Director                                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
McCulloch, Raymond K.
------------------------------------------------------------------------------------------
Chairman                                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Allen, Lawrence R
------------------------------------------------------------------------------------------
Vice President.                                None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Arthur, David M
------------------------------------------------------------------------------------------
Senior Vice President.                         None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ashby, Karen
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Burke, Donald F
------------------------------------------------------------------------------------------
Senior Vice President.                         None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Burnette, Deborah L.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Clark, Kelly F.
------------------------------------------------------------------------------------------
Vice President & Secretary                     None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Cliborne, Travers B.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ellington, Johns N.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Farls, Eric L.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Flores, Ian C.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Foltz, Jonathan J.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Fyffe, Timothy D.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Gore, G. Alston
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Gressette, L. M.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Guess, Gregory M.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Gunster, Christopher G.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Integlia, Anthony E.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ishee, David J.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Jackson, Joseph D.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Jefferson, James M.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Johnson, Stanley R.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Jordan, W. Bishop
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Lamonica, Lee A.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Lane, Marian B.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Lewis, Mary F.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
McClung, Jeffrey D.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
McNair, Kevin E.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Newkirk, Ryan A.
------------------------------------------------------------------------------------------
Investment Officer                             None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Nordan, Cary B.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Page, Dale E.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Pulliam, John D.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Purcell, III, Eugene G.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Raymond, Eugene P.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Rogers, Carrie A.
------------------------------------------------------------------------------------------
Investment Officer                             None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ryan, Charles D.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Schluederberg, Scott B.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Sears, Buel S.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Smith, Francis T.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Sorento, Pamella H.
------------------------------------------------------------------------------------------
Assistant Vice President                       None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Voelker, Thelma M.
------------------------------------------------------------------------------------------
Vice President                                 None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Wilson, Jr., Richard L.
------------------------------------------------------------------------------------------
Senior Vice President                          None
------------------------------------------------------------------------------------------


        BlackRock International, Ltd. ("BlackRock International") is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock International serves as the investment sub-adviser to the International Equity Fund. The list required by this Item 26 of officers and directors of BlackRock International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock International pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

        Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

        Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers. The list required by this Item 26 of officers and directors of Federated IMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Federated IMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34612).



Item 27.  Principal Underwriter.

          (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

               Alpine Equity Trust
               Ambassador Funds
               American Independence Funds Trust
               American Performance Funds
               AmSouth Funds
               BB&T Funds
               The Coventry Group
               The Eureka Funds
               The Hirtle Callaghan Trust
               HSBC Advisor Funds Trust
               HSBC Investor Funds
               HSBC Mutual Funds Trust
               The Infinity Mutual Funds, Inc.
               LEADER Mutual Funds
               MMA Praxis Mutual Funds
               The M.S.D.&T. Funds, Inc.

                  Old Westbury Funds, Inc.
                  Pacific Capital Funds
                  USAllianz Variable Insurance Products Trust
                  Variable Insurance Funds
                  The Victory Portfolios
                  The Victory Variable Insurance Funds
                  The Willamette Funds


               BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

          (b)  Information about Directors and Officers of BISYS is as follows:

               Name and Address               Position with Underwriter    Position with Fund
               ----------------               -------------------------    ------------------
               WC Subsidiary Corporation      Sole Limited Partner         None
               150 Clove Road
               Little Falls, NJ  07424

               BISYS Fund Services, Inc.*     Sole General Partner         None
               3435 Stelzer Road
               Columbus, OH  43219

          (c)  Not Applicable.

Item 28.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)    BB&T Funds
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         Attention:  Secretary
                         (Registrant)

                  (2)    BB&T Asset Management, Inc.
                         434 Fayetteville Street Mall
                         Raleigh, North Carolina  27601
                         Attention:  Trust Investments
                         (Investment Adviser)

                  (3)    BlackRock International, Ltd.
                         7 Castle Street
                         Edinburgh, Scotland EH23AH
                         (Investment Sub-Adviser to the International Equity
                         Fund)

                  (4)    Federated Investors, Inc.
                         Federated Investors Tower
                         1001 Liberty Avenue
                         Pittsburgh, PA 15222-3779
                         (Investment Sub-Adviser to the Prime Money Market Fund)

                  (5)    BISYS Fund Services LP
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         (Manager, Administrator and Distributor)

                  (6)    Branch Banking and Trust Company
                         434 Fayetteville Street Mall
                         Raleigh, NC  27601
                         (Custodian)

                  (7)    BISYS Fund Services Ohio, Inc.
                         3435 Stelzer Road
                         Columbus, Ohio  43219
                         (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

                  (8)    Bank of New York
                         90 Washington Street, 22nd Floor
                         New York, NY  10286
                         (Custodian to the International Equity Fund)

                  (9)    State Street Bank and Trust Company
                         2 Avenue de LaFayette
                         LCC-5th Floor
                         Boston, Massachusetts 02111
                         (Custodian to the Prime Money Market Fund)

                  (10)   Investor's Bank & Trust
                         John Hancock Tower
                         200 Clarendon Street
                         Boston, Massachusetts 02117-9130
                         (Sub-Administrator, Custodian and Fund Accountant for Equity Index Fund)

                  (11)   Ropes & Gray
                         One Franklin Square, 1301 K Street, N.W.,
                         Suite 800 East
                         Washington, D.C.  20005
                         (Declaration of Trust, Bylaws, Minutes Book)

Item 29.          Management Services

                  None.

Item 30.          Undertakings

                  The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                  The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

        A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 5th day of February, 2003.


                                                BB&T FUNDS
                                                Fund

                                                /s/ Walter B. Grimm
                                                --------------------------------
                                                *Walter B. Grimm
                                                President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 has been signed below by the following persons in the capacities and on the dates indicated.

           Signature                Title                       Date
           ---------                -----                       ----
/s/ Walter B. Grimm
-------------------------           President                   February 5, 2003
*Walter B. Grimm

/s/ William E. Graham
-------------------------           Trustee                     February 5, 2003
*William E. Graham

/s/ Thomas W. Lambeth
-------------------------           Trustee                     February 5, 2003
*Thomas W. Lambeth

/s/ Troy A. Sheets
-------------------------           Treasurer                   February 5, 2003
*Troy A. Sheets

/s/ W. Ray Long
-------------------------           Trustee                     February 5, 2003
*W. Ray Long

/s/ Robert W. Stewart
-------------------------           Trustee                     February 5, 2003
*Robert W. Stewart

/s/ Kenneth L. Miller
-------------------------           Trustee                     February 5, 2003
*Kenneth L. Miller

/s/ Drew T. Kagan
-------------------------           Trustee                     February 5, 2003
* Drew T. Kagan

 /s/ Laura C. Bingham
-------------------------           Trustee                     February 5, 2003
*Laura C. Bingham

/s/ Richard F. Baker
-------------------------           Trustee                     February 5, 2003
* Richard F. Baker



*By: /s/ Alan G. Priest
    ---------------------
       Alan G. Priest
    Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY


        Richard F. Baker, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Richard F. Baker
                                        ----------------------------------------
                                               Richard F. Baker

                                POWER OF ATTORNEY


        Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Laura C. Bingham
                                        ----------------------------------------
                                               Laura C. Bingham

                                POWER OF ATTORNEY


        Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Walter B. Grimm
                                        ----------------------------------
                                               Walter B. Grimm

                                POWER OF ATTORNEY


        William E. Graham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ William E. Graham
                                        ----------------------------------------
                                               William E. Graham

                                POWER OF ATTORNEY


        Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Thomas W. Lambeth
                                        ---------------------------------
                                               Thomas W. Lambeth

                                POWER OF ATTORNEY


        Troy A. Sheets, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 7, 2002                        /s/ Troy A. Sheets
                                        ----------------------------------------
                                               Troy A. Sheets

                                POWER OF ATTORNEY

        W. Ray Long, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ W. Ray Long
                                        ----------------------------------------
                                               W. Ray Long

                                POWER OF ATTORNEY


        Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Robert W. Stewart
                                        ------------------------------------
                                               Robert W. Stewart

                                POWER OF ATTORNEY


        Kenneth L. Miller, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and awful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 7, 2002                 /s/ Kenneth L. Miller
                                        ---------------------------------------
                                        Kenneth L. Miller

                                POWER OF ATTORNEY


        Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: May 30, 2002                            /s/ Drew T. Kagan
                                        ----------------------------------------
                                               Drew T. Kagan

                                  EXHIBIT INDEX


Exhibit No.         Description                                             Page
-----------         -----------                                             ----

(i)(2)         Consent of KPMG LLP is filed herewith.